INTANGIBLE ASSETS AND GOODWILL - SoRSE Technology Corporation (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Dec. 12, 2019 CAD ($) shares	Dec. 12, 2019 USD ($) shares	Nov. 30, 2021 CAD ($)	Nov. 30, 2020 CAD ($)
Disclosure of detailed information about intangible assets [line items]
Purchase of intangible assets			$ 191	$ 7,921
Amended and restated manufacturing and sales license agreement
Disclosure of detailed information about intangible assets [line items]
Term of agreement	5 years	5 years
Purchase of intangible assets	$ 7,887
Common shares issued as consideration to acquire intangible assets | shares	1,730,432	1,730,432
Value of common shares issued as consideration to acquire intangible assets	$ 5,070
Annual minimum royalty		$ 2,000